Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending May 31, 2013

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $1,262,483.29 Remitted: $1,267,147.25 *

*Includes $58,505.86 collected in April and remitted in May.  Difference between total collected and total remitted amount reflects $53,841.90 collected in May and remitted in June.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of June 2013.

ENTERGY LOUISIANA, LLC, as Servicer

By:   /s/ Frank Williford
  Name:   Frank Williford
 Title:      Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending June 30, 2013

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $1,212,605.71 Remitted: $1,120,136.92 *

*Includes $53,841.90 collected in May and remitted in June.  Difference between total collected and total remitted amount reflects $146,310.69 collected in June and remitted in July.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of July 2013.

  ENTERGY LOUISIANA, LLC, as Servicer

By:   /s/ Frank Williford
  Name:   Frank Williford
 Title:      Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending July 31, 2013

Investment Cost Recovery Group Total	Collected: $1,598,241.01 Remitted: $1,693,056.11*

*Includes $146,310.69 collected in June and remitted in July.  Difference between total collected and total remitted amount reflects $51,495.59 collected in July and remitted in August.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of    August 2013

  ENTERGY LOUISIANA, LLC, as Servicer

By:   /s/ Frank Williford
  Name:   Frank Williford
 Title:      Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For Month Ending: August 31, 2013

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,964,947.98 Remitted: $1,832,363.49*

*Includes $51,495.59 collected in July and remitted in August.  Difference between total collected and total remitted amount reflects $184,080.08 collected in August and remitted in September.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of    September 2013.

  ENTERGY LOUISIANA, LLC, as Servicer

By:   /s/ Frank Williford
  Name:   Frank Williford
 Title:      Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For Month Ending: September 30, 2013

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,211,403.77 Remitted: $2,197,965.29*

*Includes $184,080.08 collected in August and remitted in September.  Difference between total collected and total remitted amount reflects $197,518.56 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of    October 2013.

  ENTERGY LOUISIANA, LLC, as Servicer

By:   /s/ Frank Williford
  Name:   Frank Williford
 Title:      Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending October 31, 2013

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $2,290,757.38 Remitted: $2,404,317.92 *

*Includes $197,518.56 collected in September and remitted in October.  Difference between total collected and total remitted amount reflects $83,958.02 collected in October and remitted in November.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of    November 2013

  ENTERGY LOUISIANA, LLC, as Servicer

By:   /s/ Frank Williford
  Name:   Frank Williford
 Title:      Director, Financings and Asst. Treasurer